Shareholder Report, Holdings (Details) - C000005527	Nov. 30, 2025
TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Navient
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%